Finance receivables, net (Aging analysis of finance receivables) (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Not past due	¥ 35,788,625	¥ 29,069,556
Financing Receivable, Recorded Investment, Past Due	37,227,889	29,925,774
Allowance for credit losses	(350,816)	(134,169)	¥ (22,486)	¥ 0
Finance receivables, net	36,877,073	29,791,605
Up to 3 months
Financing Receivable, Recorded Investment, Past Due	1,027,691	610,501
3 to 6 months
Financing Receivable, Recorded Investment, Past Due	219,112	177,070
Over 6 months
Financing Receivable, Recorded Investment, Past Due	¥ 192,461	¥ 68,647